Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000110026 | CyberArk Software Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110026 | BellRing Brands, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110026 | Kratos Defense & Security Solutions, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110026 | Viper Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110026 | Manhattan Associates, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110026 | HealthEquity, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110026 | Leonardo DRS, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110026 | RBC Bearings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110026 | Ryan Specialty Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000110026 | Descartes Systems Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000110026 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000110026 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110026 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000110026 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000110026 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000110026 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000110026 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000110026 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000110026 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000110026 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000110026 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110026 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000110027 | CyberArk Software Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110027 | BellRing Brands, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110027 | Kratos Defense & Security Solutions, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110027 | Viper Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110027 | Manhattan Associates, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110027 | HealthEquity, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110027 | Leonardo DRS, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110027 | RBC Bearings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110027 | Ryan Specialty Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000110027 | Descartes Systems Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000110027 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000110027 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110027 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000110027 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000110027 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000110027 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000110027 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000110027 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000110027 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000110027 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000110027 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110027 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000110028 | CyberArk Software Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110028 | BellRing Brands, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110028 | Kratos Defense & Security Solutions, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110028 | Viper Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110028 | Manhattan Associates, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110028 | HealthEquity, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110028 | Leonardo DRS, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110028 | RBC Bearings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110028 | Ryan Specialty Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000110028 | Descartes Systems Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000110028 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000110028 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110028 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000110028 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000110028 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000110028 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000110028 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000110028 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000110028 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000110028 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000110028 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110028 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000110029 | CyberArk Software Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110029 | BellRing Brands, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110029 | Kratos Defense & Security Solutions, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110029 | Viper Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110029 | Manhattan Associates, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110029 | HealthEquity, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110029 | Leonardo DRS, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110029 | RBC Bearings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110029 | Ryan Specialty Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000110029 | Descartes Systems Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000110029 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000110029 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110029 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000110029 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000110029 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000110029 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000110029 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000110029 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000110029 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000110029 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000110029 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110029 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000110030 | CyberArk Software Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110030 | BellRing Brands, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110030 | Kratos Defense & Security Solutions, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110030 | Viper Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110030 | Manhattan Associates, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110030 | HealthEquity, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110030 | Leonardo DRS, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110030 | RBC Bearings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110030 | Ryan Specialty Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000110030 | Descartes Systems Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000110030 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000110030 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110030 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000110030 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000110030 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000110030 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000110030 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000110030 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000110030 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000110030 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000110030 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110030 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000213181 | CyberArk Software Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000213181 | BellRing Brands, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213181 | Kratos Defense & Security Solutions, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213181 | Viper Energy, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000213181 | Manhattan Associates, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000213181 | HealthEquity, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000213181 | Leonardo DRS, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213181 | RBC Bearings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213181 | Ryan Specialty Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000213181 | Descartes Systems Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000213181 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213181 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213181 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213181 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000213181 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000213181 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000213181 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000213181 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000213181 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000213181 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000213181 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000213181 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000110032 | Manhattan Associates, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110032 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110032 | Axon Enterprise, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.30%
C000110032 | Spotify Technology SA__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110032 | Tradeweb Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110032 | Copart, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110032 | Guidewire Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110032 | Burlington Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110032 | Marvell Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110032 | Take-Two Interactive Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110032 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000110032 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000110032 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000110032 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000110032 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000110032 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000110032 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000110032 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000110032 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000110032 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110032 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000110032 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000110032 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000110033 | Manhattan Associates, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110033 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110033 | Axon Enterprise, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.30%
C000110033 | Spotify Technology SA__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110033 | Tradeweb Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110033 | Copart, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110033 | Guidewire Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110033 | Burlington Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110033 | Marvell Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110033 | Take-Two Interactive Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110033 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000110033 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000110033 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000110033 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000110033 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000110033 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000110033 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000110033 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000110033 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000110033 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110033 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000110033 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000110033 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000110034 | Manhattan Associates, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110034 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110034 | Axon Enterprise, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.30%
C000110034 | Spotify Technology SA__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110034 | Tradeweb Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110034 | Copart, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110034 | Guidewire Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110034 | Burlington Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110034 | Marvell Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110034 | Take-Two Interactive Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110034 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000110034 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000110034 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000110034 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000110034 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000110034 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000110034 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000110034 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000110034 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000110034 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110034 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000110034 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000110034 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000110035 | Manhattan Associates, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110035 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110035 | Axon Enterprise, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.30%
C000110035 | Spotify Technology SA__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110035 | Tradeweb Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110035 | Copart, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110035 | Guidewire Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110035 | Burlington Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110035 | Marvell Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110035 | Take-Two Interactive Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110035 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000110035 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000110035 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000110035 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000110035 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000110035 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000110035 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000110035 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000110035 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000110035 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110035 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000110035 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000110035 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000110031 | Manhattan Associates, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110031 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110031 | Axon Enterprise, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.30%
C000110031 | Spotify Technology SA__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110031 | Tradeweb Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110031 | Copart, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110031 | Guidewire Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110031 | Burlington Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110031 | Marvell Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110031 | Take-Two Interactive Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110031 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000110031 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000110031 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000110031 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000110031 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000110031 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000110031 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000110031 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000110031 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000110031 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110031 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000110031 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000110031 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210485 | Manhattan Associates, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210485 | Palantir Technologies, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210485 | Axon Enterprise, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210485 | Spotify Technology SA__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000210485 | Tradeweb Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000210485 | Copart, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210485 | Guidewire Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210485 | Burlington Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000210485 | Marvell Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210485 | Take-Two Interactive Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210485 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000210485 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000210485 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000210485 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000210485 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000210485 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000210485 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000210485 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000210485 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210485 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210485 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000210485 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210485 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000110036 | Synchrony Financial__
Holdings [Line Items]
Percent of Total Investments	3.50%
C000110036 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000110036 | Salesforce, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000110036 | RTX Corp.__
Holdings [Line Items]
Percent of Total Investments	2.80%
C000110036 | Cisco Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110036 | Capital One Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110036 | MetLife, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110036 | eBay, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110036 | Builders FirstSource, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110036 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110036 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110036 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110036 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110036 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110036 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110036 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000110036 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000110036 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000110036 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000110036 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110036 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000110036 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000110036 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110037 | Synchrony Financial__
Holdings [Line Items]
Percent of Total Investments	3.50%
C000110037 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000110037 | Salesforce, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000110037 | RTX Corp.__
Holdings [Line Items]
Percent of Total Investments	2.80%
C000110037 | Cisco Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110037 | Capital One Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110037 | MetLife, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110037 | eBay, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110037 | Builders FirstSource, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110037 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110037 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110037 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110037 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110037 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110037 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110037 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000110037 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000110037 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000110037 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000110037 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110037 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000110037 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000110037 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110038 | Synchrony Financial__
Holdings [Line Items]
Percent of Total Investments	3.50%
C000110038 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000110038 | Salesforce, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000110038 | RTX Corp.__
Holdings [Line Items]
Percent of Total Investments	2.80%
C000110038 | Cisco Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110038 | Capital One Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110038 | MetLife, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110038 | eBay, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110038 | Builders FirstSource, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110038 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110038 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110038 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110038 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110038 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110038 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110038 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000110038 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000110038 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000110038 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000110038 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110038 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000110038 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000110038 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110039 | Synchrony Financial__
Holdings [Line Items]
Percent of Total Investments	3.50%
C000110039 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000110039 | Salesforce, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000110039 | RTX Corp.__
Holdings [Line Items]
Percent of Total Investments	2.80%
C000110039 | Cisco Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110039 | Capital One Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110039 | MetLife, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110039 | eBay, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110039 | Builders FirstSource, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110039 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110039 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110039 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110039 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110039 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110039 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110039 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000110039 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000110039 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000110039 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000110039 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110039 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000110039 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000110039 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110040 | Synchrony Financial__
Holdings [Line Items]
Percent of Total Investments	3.50%
C000110040 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000110040 | Salesforce, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000110040 | RTX Corp.__
Holdings [Line Items]
Percent of Total Investments	2.80%
C000110040 | Cisco Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110040 | Capital One Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110040 | MetLife, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110040 | eBay, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110040 | Builders FirstSource, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110040 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110040 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110040 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110040 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110040 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000110040 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110040 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000110040 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000110040 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000110040 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000110040 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110040 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000110040 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000110040 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190448 | Synchrony Financial__
Holdings [Line Items]
Percent of Total Investments	3.50%
C000190448 | JPMorgan Chase & Co.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000190448 | Salesforce, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000190448 | RTX Corp.__
Holdings [Line Items]
Percent of Total Investments	2.80%
C000190448 | Cisco Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000190448 | Capital One Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000190448 | MetLife, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000190448 | eBay, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000190448 | Builders FirstSource, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000190448 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000190448 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190448 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190448 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190448 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000190448 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000190448 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000190448 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000190448 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000190448 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000190448 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000190448 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000190448 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000190448 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144085 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000144085 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144085 | Copper
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144085 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144085 | Euribor
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144085 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144085 | SOFR 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144085 | Coffee
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144085 | Cocoa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144085 | Australian Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144085 | Currencies
Holdings [Line Items]
Percent of Total Investments	32.70%
C000144085 | Commodities
Holdings [Line Items]
Percent of Total Investments	28.80%
C000144085 | Equities
Holdings [Line Items]
Percent of Total Investments	19.60%
C000144085 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	18.90%
C000144085 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144085 | FR_TSR_Top10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144085 | FR_TSR_TOP10_COFFEE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144085 | FR_TSR_Top10_COCOA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144085 | FR_TSR_Top10_SOY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144085 | FR_TSR_Top10_YEN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000144085 | FR_TSR_Top10_FRANC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144085 | FR_TSR_Top10_KRONE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144085 | FR_TSR_Top10_KRONA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144085 | FR_TSR_Top10_CAD
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144085 | FR_TSR_Top10_NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144085 | FR_TSR_Top10_FTSE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144085 | FR_TSR_Top10_NASDAQ100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144085 | FR_TSR_Top10_TOKYO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144085 | FR_TSR_Top10_DAX
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144085 | FR_TSR_Top10_USTREAS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144085 | FR_TSR_Top10_EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144085 | FR_TSR_TOP10_3SOFR
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144085 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144085 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144086 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000144086 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144086 | Copper
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144086 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144086 | Euribor
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144086 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144086 | SOFR 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144086 | Coffee
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144086 | Cocoa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144086 | Australian Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144086 | Currencies
Holdings [Line Items]
Percent of Total Investments	32.70%
C000144086 | Commodities
Holdings [Line Items]
Percent of Total Investments	28.80%
C000144086 | Equities
Holdings [Line Items]
Percent of Total Investments	19.60%
C000144086 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	18.90%
C000144086 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144086 | FR_TSR_Top10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144086 | FR_TSR_TOP10_COFFEE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144086 | FR_TSR_Top10_COCOA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144086 | FR_TSR_Top10_SOY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144086 | FR_TSR_Top10_YEN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000144086 | FR_TSR_Top10_FRANC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144086 | FR_TSR_Top10_KRONE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144086 | FR_TSR_Top10_KRONA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144086 | FR_TSR_Top10_CAD
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144086 | FR_TSR_Top10_NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144086 | FR_TSR_Top10_FTSE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144086 | FR_TSR_Top10_NASDAQ100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144086 | FR_TSR_Top10_TOKYO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144086 | FR_TSR_Top10_DAX
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144086 | FR_TSR_Top10_USTREAS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144086 | FR_TSR_Top10_EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144086 | FR_TSR_TOP10_3SOFR
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144086 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144086 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144088 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000144088 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144088 | Copper
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144088 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144088 | Euribor
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144088 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144088 | SOFR 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144088 | Coffee
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144088 | Cocoa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144088 | Australian Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144088 | Currencies
Holdings [Line Items]
Percent of Total Investments	32.70%
C000144088 | Commodities
Holdings [Line Items]
Percent of Total Investments	28.80%
C000144088 | Equities
Holdings [Line Items]
Percent of Total Investments	19.60%
C000144088 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	18.90%
C000144088 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144088 | FR_TSR_Top10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144088 | FR_TSR_TOP10_COFFEE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144088 | FR_TSR_Top10_COCOA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144088 | FR_TSR_Top10_SOY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144088 | FR_TSR_Top10_YEN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000144088 | FR_TSR_Top10_FRANC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144088 | FR_TSR_Top10_KRONE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144088 | FR_TSR_Top10_KRONA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144088 | FR_TSR_Top10_CAD
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144088 | FR_TSR_Top10_NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144088 | FR_TSR_Top10_FTSE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144088 | FR_TSR_Top10_NASDAQ100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144088 | FR_TSR_Top10_TOKYO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144088 | FR_TSR_Top10_DAX
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144088 | FR_TSR_Top10_USTREAS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144088 | FR_TSR_Top10_EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144088 | FR_TSR_TOP10_3SOFR
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144088 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144088 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144087 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000144087 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144087 | Copper
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144087 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144087 | Euribor
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144087 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144087 | SOFR 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144087 | Coffee
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144087 | Cocoa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144087 | Australian Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144087 | Currencies
Holdings [Line Items]
Percent of Total Investments	32.70%
C000144087 | Commodities
Holdings [Line Items]
Percent of Total Investments	28.80%
C000144087 | Equities
Holdings [Line Items]
Percent of Total Investments	19.60%
C000144087 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	18.90%
C000144087 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144087 | FR_TSR_Top10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144087 | FR_TSR_TOP10_COFFEE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144087 | FR_TSR_Top10_COCOA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144087 | FR_TSR_Top10_SOY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144087 | FR_TSR_Top10_YEN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000144087 | FR_TSR_Top10_FRANC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144087 | FR_TSR_Top10_KRONE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144087 | FR_TSR_Top10_KRONA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144087 | FR_TSR_Top10_CAD
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144087 | FR_TSR_Top10_NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144087 | FR_TSR_Top10_FTSE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144087 | FR_TSR_Top10_NASDAQ100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144087 | FR_TSR_Top10_TOKYO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144087 | FR_TSR_Top10_DAX
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144087 | FR_TSR_Top10_USTREAS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144087 | FR_TSR_Top10_EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144087 | FR_TSR_TOP10_3SOFR
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144087 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144087 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144089 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000144089 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144089 | Copper
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144089 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144089 | Euribor
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144089 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144089 | SOFR 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144089 | Coffee
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144089 | Cocoa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144089 | Australian Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144089 | Currencies
Holdings [Line Items]
Percent of Total Investments	32.70%
C000144089 | Commodities
Holdings [Line Items]
Percent of Total Investments	28.80%
C000144089 | Equities
Holdings [Line Items]
Percent of Total Investments	19.60%
C000144089 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	18.90%
C000144089 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144089 | FR_TSR_Top10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144089 | FR_TSR_TOP10_COFFEE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144089 | FR_TSR_Top10_COCOA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144089 | FR_TSR_Top10_SOY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144089 | FR_TSR_Top10_YEN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000144089 | FR_TSR_Top10_FRANC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144089 | FR_TSR_Top10_KRONE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144089 | FR_TSR_Top10_KRONA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144089 | FR_TSR_Top10_CAD
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144089 | FR_TSR_Top10_NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144089 | FR_TSR_Top10_FTSE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144089 | FR_TSR_Top10_NASDAQ100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144089 | FR_TSR_Top10_TOKYO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144089 | FR_TSR_Top10_DAX
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144089 | FR_TSR_Top10_USTREAS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144089 | FR_TSR_Top10_EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144089 | FR_TSR_TOP10_3SOFR
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144089 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144089 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000162332 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.60%
C000162332 | Amazon.com, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.10%
C000162332 | NVIDIA Corp.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000162332 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000162332 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000162332 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000162332 | Meta Platforms, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000162332 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162332 | Fortinet, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162332 | McKesson Corp.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000162332 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000162332 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000162332 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000162332 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000162332 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000162332 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162332 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000162332 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000162332 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162332 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000162333 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.60%
C000162333 | Amazon.com, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.10%
C000162333 | NVIDIA Corp.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000162333 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000162333 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000162333 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000162333 | Meta Platforms, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000162333 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162333 | Fortinet, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162333 | McKesson Corp.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000162333 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000162333 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000162333 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000162333 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000162333 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000162333 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162333 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000162333 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000162333 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162333 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000162334 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.60%
C000162334 | Amazon.com, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.10%
C000162334 | NVIDIA Corp.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000162334 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000162334 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000162334 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000162334 | Meta Platforms, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000162334 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162334 | Fortinet, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162334 | McKesson Corp.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000162334 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000162334 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000162334 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000162334 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000162334 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000162334 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162334 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000162334 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000162334 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162334 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000162336 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.60%
C000162336 | Amazon.com, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.10%
C000162336 | NVIDIA Corp.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000162336 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000162336 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000162336 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000162336 | Meta Platforms, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000162336 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162336 | Fortinet, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162336 | McKesson Corp.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000162336 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000162336 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000162336 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000162336 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000162336 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000162336 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162336 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000162336 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000162336 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162336 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000162335 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.60%
C000162335 | Amazon.com, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.10%
C000162335 | NVIDIA Corp.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000162335 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000162335 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000162335 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000162335 | Meta Platforms, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000162335 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162335 | Fortinet, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162335 | McKesson Corp.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000162335 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000162335 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000162335 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000162335 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000162335 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000162335 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162335 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000162335 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000162335 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162335 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000202403 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.60%
C000202403 | Amazon.com, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.10%
C000202403 | NVIDIA Corp.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000202403 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	5.20%
C000202403 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000202403 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000202403 | Meta Platforms, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000202403 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202403 | Fortinet, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000202403 | McKesson Corp.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000202403 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000202403 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202403 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000202403 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000202403 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000202403 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202403 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000202403 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000202403 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202403 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000213183 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000213183 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000213183 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000213183 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000213183 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000213183 | Gilts
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213183 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213183 | S&P TSX 60 Index
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213183 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213183 | US High Yield CDX Index
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213183 | Commodities
Holdings [Line Items]
Percent of Total Investments	14.00%
C000213183 | Stocks
Holdings [Line Items]
Percent of Total Investments	51.30%
C000213183 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	27.30%
C000213183 | Credit
Holdings [Line Items]
Percent of Total Investments	7.30%
C000213183 | Standard Deviation
Holdings [Line Items]
Percent of Total Investments	11.42%
C000213183 | Sharpe Ratio
Holdings [Line Items]
Percent of Total Investments	(0.26%)
C000213182 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000213182 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000213182 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000213182 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000213182 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000213182 | Gilts
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213182 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213182 | S&P TSX 60 Index
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213182 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213182 | US High Yield CDX Index
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213182 | Commodities
Holdings [Line Items]
Percent of Total Investments	14.00%
C000213182 | Stocks
Holdings [Line Items]
Percent of Total Investments	51.30%
C000213182 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	27.30%
C000213182 | Credit
Holdings [Line Items]
Percent of Total Investments	7.30%
C000213182 | Standard Deviation
Holdings [Line Items]
Percent of Total Investments	11.42%
C000213182 | Sharpe Ratio
Holdings [Line Items]
Percent of Total Investments	(0.26%)
C000207200 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000207200 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000207200 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000207200 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000207200 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000207200 | Gilts
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000207200 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000207200 | S&P TSX 60 Index
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207200 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207200 | US High Yield CDX Index
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000207200 | Commodities
Holdings [Line Items]
Percent of Total Investments	14.00%
C000207200 | Stocks
Holdings [Line Items]
Percent of Total Investments	51.30%
C000207200 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	27.30%
C000207200 | Credit
Holdings [Line Items]
Percent of Total Investments	7.30%
C000207200 | Standard Deviation
Holdings [Line Items]
Percent of Total Investments	11.42%
C000207200 | Sharpe Ratio
Holdings [Line Items]
Percent of Total Investments	(0.26%)
C000207201 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000207201 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000207201 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000207201 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000207201 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000207201 | Gilts
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000207201 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000207201 | S&P TSX 60 Index
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207201 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207201 | US High Yield CDX Index
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000207201 | Commodities
Holdings [Line Items]
Percent of Total Investments	14.00%
C000207201 | Stocks
Holdings [Line Items]
Percent of Total Investments	51.30%
C000207201 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	27.30%
C000207201 | Credit
Holdings [Line Items]
Percent of Total Investments	7.30%
C000207201 | Standard Deviation
Holdings [Line Items]
Percent of Total Investments	11.42%
C000207201 | Sharpe Ratio
Holdings [Line Items]
Percent of Total Investments	(0.26%)
C000207202 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000207202 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000207202 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000207202 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000207202 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000207202 | Gilts
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000207202 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000207202 | S&P TSX 60 Index
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207202 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207202 | US High Yield CDX Index
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000207202 | Commodities
Holdings [Line Items]
Percent of Total Investments	14.00%
C000207202 | Stocks
Holdings [Line Items]
Percent of Total Investments	51.30%
C000207202 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	27.30%
C000207202 | Credit
Holdings [Line Items]
Percent of Total Investments	7.30%
C000207202 | Standard Deviation
Holdings [Line Items]
Percent of Total Investments	11.42%
C000207202 | Sharpe Ratio
Holdings [Line Items]
Percent of Total Investments	(0.26%)
C000244413 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244413 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244413 | Copper
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244413 | Euribor
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244413 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244413 | SOFR 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244413 | Cocoa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244413 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244413 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244413 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244413 | Currencies
Holdings [Line Items]
Percent of Total Investments	29.20%
C000244413 | Commodities
Holdings [Line Items]
Percent of Total Investments	27.10%
C000244413 | Equities
Holdings [Line Items]
Percent of Total Investments	29.10%
C000244413 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	13.50%
C000244413 | Credit
Holdings [Line Items]
Percent of Total Investments	1.10%
C000244413 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244413 | FR_TSR_Top10_COCOA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244413 | FR_TSR_Top10_SOY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244413 | FR_TSR_Top10_YEN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244413 | FR_TSR_Top10_FRANC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244413 | FR_TSR_Top10_KRONE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244413 | FR_TSR_Top10_KRONA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244413 | FR_TSR_Top10_NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244413 | FR_TSR_Top10_TOKYO
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244413 | FR_TSR_Top10_USTREAS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244413 | FR_TSR_Top10_EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244413 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244413 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244413 | FR_TSR_Top10_ EXAGRICULTURE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244413 | FR_TSR_Top10_ COFFEE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244413 | FR_TSR_Top10_ CDX
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244413 | FR_TSR_Top10_ WON
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244413 | FR_TSR_Top10_ S&P
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244413 | FR_TSR_Top10_ NASDAQ
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244413 | FR_TSR_Top10_ FTSE100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244413 | FR_TSR_Top10_3MSOFR
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244414 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244414 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244414 | Copper
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244414 | Euribor
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244414 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244414 | SOFR 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244414 | Cocoa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244414 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244414 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244414 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244414 | Currencies
Holdings [Line Items]
Percent of Total Investments	29.20%
C000244414 | Commodities
Holdings [Line Items]
Percent of Total Investments	27.10%
C000244414 | Equities
Holdings [Line Items]
Percent of Total Investments	29.10%
C000244414 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	13.50%
C000244414 | Credit
Holdings [Line Items]
Percent of Total Investments	1.10%
C000244414 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244414 | FR_TSR_Top10_COCOA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244414 | FR_TSR_Top10_SOY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244414 | FR_TSR_Top10_YEN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244414 | FR_TSR_Top10_FRANC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244414 | FR_TSR_Top10_KRONE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244414 | FR_TSR_Top10_KRONA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244414 | FR_TSR_Top10_NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244414 | FR_TSR_Top10_TOKYO
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244414 | FR_TSR_Top10_USTREAS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244414 | FR_TSR_Top10_EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244414 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244414 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244414 | FR_TSR_Top10_ EXAGRICULTURE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244414 | FR_TSR_Top10_ COFFEE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244414 | FR_TSR_Top10_ CDX
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244414 | FR_TSR_Top10_ WON
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244414 | FR_TSR_Top10_ S&P
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244414 | FR_TSR_Top10_ NASDAQ
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244414 | FR_TSR_Top10_ FTSE100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244414 | FR_TSR_Top10_3MSOFR
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244412 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244412 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244412 | Copper
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244412 | Euribor
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244412 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244412 | SOFR 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244412 | Cocoa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244412 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244412 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244412 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244412 | Currencies
Holdings [Line Items]
Percent of Total Investments	29.20%
C000244412 | Commodities
Holdings [Line Items]
Percent of Total Investments	27.10%
C000244412 | Equities
Holdings [Line Items]
Percent of Total Investments	29.10%
C000244412 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	13.50%
C000244412 | Credit
Holdings [Line Items]
Percent of Total Investments	1.10%
C000244412 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244412 | FR_TSR_Top10_COCOA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244412 | FR_TSR_Top10_SOY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244412 | FR_TSR_Top10_YEN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244412 | FR_TSR_Top10_FRANC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244412 | FR_TSR_Top10_KRONE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244412 | FR_TSR_Top10_KRONA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244412 | FR_TSR_Top10_NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244412 | FR_TSR_Top10_TOKYO
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244412 | FR_TSR_Top10_USTREAS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244412 | FR_TSR_Top10_EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244412 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244412 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244412 | FR_TSR_Top10_ EXAGRICULTURE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244412 | FR_TSR_Top10_ COFFEE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244412 | FR_TSR_Top10_ CDX
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244412 | FR_TSR_Top10_ WON
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244412 | FR_TSR_Top10_ S&P
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244412 | FR_TSR_Top10_ NASDAQ
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244412 | FR_TSR_Top10_ FTSE100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244412 | FR_TSR_Top10_3MSOFR
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244411 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244411 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244411 | Copper
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244411 | Euribor
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244411 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244411 | SOFR 3Mth Index
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244411 | Cocoa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244411 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244411 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244411 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244411 | Currencies
Holdings [Line Items]
Percent of Total Investments	29.20%
C000244411 | Commodities
Holdings [Line Items]
Percent of Total Investments	27.10%
C000244411 | Equities
Holdings [Line Items]
Percent of Total Investments	29.10%
C000244411 | Fixed Income
Holdings [Line Items]
Percent of Total Investments	13.50%
C000244411 | Credit
Holdings [Line Items]
Percent of Total Investments	1.10%
C000244411 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244411 | FR_TSR_Top10_COCOA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244411 | FR_TSR_Top10_SOY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244411 | FR_TSR_Top10_YEN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244411 | FR_TSR_Top10_FRANC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244411 | FR_TSR_Top10_KRONE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244411 | FR_TSR_Top10_KRONA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244411 | FR_TSR_Top10_NIKKIE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244411 | FR_TSR_Top10_TOKYO
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244411 | FR_TSR_Top10_USTREAS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244411 | FR_TSR_Top10_EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244411 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244411 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244411 | FR_TSR_Top10_ EXAGRICULTURE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244411 | FR_TSR_Top10_ COFFEE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244411 | FR_TSR_Top10_ CDX
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244411 | FR_TSR_Top10_ WON
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244411 | FR_TSR_Top10_ S&P
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244411 | FR_TSR_Top10_ NASDAQ
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244411 | FR_TSR_Top10_ FTSE100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244411 | FR_TSR_Top10_3MSOFR
Holdings [Line Items]
Percent of Net Asset Value	2.30%